UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2016

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

March 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 185.4%
BANK LOAN OBLIGATIONS 1.2%
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016		$14,214	$14,217
OGX (13.000% PIK)
13.000% due 04/10/2049 (b)		646	222

Total Bank Loan Obligations (Cost $14,743)			14,439

CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 10.1%
AGFC Capital Trust
6.000% due 01/15/2067 (i)		12,900	6,708
Banco Continental SAECA
8.875% due 10/15/2017 (i)		9,100	9,225
Banco do Brasil S.A.
3.875% due 10/10/2022		3,604	3,120
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(i)		6,000	5,812
Cantor Fitzgerald LP
7.875% due 10/15/2019 (i)		6,540	7,253
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		2,900	2,704
Credit Suisse AG
6.500% due 08/08/2023 (i)		800	864
Eksportfinans ASA
5.500% due 05/25/2016 (i)		1,700	1,710
5.500% due 06/26/2017 (i)		1,900	1,981
Exeter Finance Corp.
9.750% due 05/20/2019		9,700	9,114
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		2,300	1,984
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (g)		17,421	14,847
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	336
Pinnacol Assurance
8.625% due 06/25/2034 (g)		$10,200	11,006
Preferred Term Securities Ltd.
1.014% due 09/23/2035		973	759
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.014% due 04/08/2016 (i)	EUR	900	1,024
Rabobank Group
6.875% due 03/19/2020 (i)		2,900	3,902
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)		$400	373
8.000% due 08/10/2025 (f)		200	191
Royal Bank of Scotland PLC
6.934% due 04/09/2018 (i)	EUR	2,900	3,630
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (i)		5,800	6,634
6.125% due 02/07/2022 (i)		$7,300	7,578
6.125% due 02/07/2022		400	415
Springleaf Finance Corp.
6.500% due 09/15/2017 (i)		2,300	2,357
TIG FinCo PLC
8.500% due 03/02/2020	GBP	997	1,460
8.750% due 04/02/2020 (i)		5,647	6,590
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (e)		$26,623	6,201
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		200	207
6.902% due 07/09/2020 (i)		4,000	4,140

			122,125

INDUSTRIALS 6.2%
Buffalo Thunder Development Authority
0.000% due 11/15/2029 (e)(g)		2,483	1
11.000% due 12/09/2022		5,598	2,827
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		18,800	16,027
Chesapeake Energy Corp.
3.872% due 04/15/2019		220	86
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		5,000	50

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	1,100	1,668
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	310
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (i)		$6,000	1,815
8.125% due 06/01/2023 (i)		8,785	2,668
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (i)		8,490	7,026
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (i)		5,214	2,216
Numericable SFR S.A.
6.000% due 05/15/2022 (i)		1,700	1,666
OGX Austria GmbH
8.500% due 06/01/2018 ^		16,700	0
Petroleos de Venezuela S.A.
5.500% due 04/12/2037		7,000	2,244
Rockies Express Pipeline LLC
6.875% due 04/15/2040 (i)		1,744	1,467
Spirit Issuer PLC
5.472% due 12/28/2028 (i)	GBP	12,120	17,455
UCP, Inc.
8.500% due 10/21/2017		$10,600	10,647
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	4,885	7,198
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022 ^		$5,000	31

			75,402

UTILITIES 6.0%
Frontier Communications Corp.
8.875% due 09/15/2020 (i)		1,030	1,079
10.500% due 09/15/2022 (i)		1,690	1,739
11.000% due 09/15/2025 (i)		1,690	1,705
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (i)		2,000	1,849
6.000% due 11/27/2023 (i)		40,000	39,750
Petrobras Global Finance BV
4.375% due 05/20/2023		453	332
4.875% due 03/17/2020 (i)		2,860	2,387
5.375% due 01/27/2021 (i)		15,800	13,010
6.250% due 12/14/2026	GBP	1,500	1,504
6.625% due 01/16/2034		700	668
6.750% due 01/27/2041 (i)		$6,246	4,481
6.850% due 06/05/2115 (i)		1,145	793
6.875% due 01/20/2040		113	82
7.875% due 03/15/2019 (i)		2,900	2,788

			72,167

Total Corporate Bonds & Notes (Cost $301,618)			269,694

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	441
7.750% due 01/01/2042		760	758

Total Municipal Bonds & Notes (Cost $1,170)			1,199

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
5.487% due 07/25/2041 (a)(i)		8,668	1,429
5.637% due 10/25/2040 (a)(i)		13,537	2,044
5.917% due 12/25/2037 (a)		428	68
6.007% due 03/25/2037 - 04/25/2037 (a)(i)		29,303	5,376
6.067% due 02/25/2037 (a)		313	53
6.087% due 09/25/2037 (a)(i)		1,146	254
6.217% due 11/25/2036 (a)		249	44
6.287% due 06/25/2037 (a)(i)		1,056	129
6.317% due 10/25/2035 (a)(i)		3,521	672
6.547% due 03/25/2038 (a)(i)		2,976	678
6.567% due 02/25/2038 (a)(i)		1,950	404
6.667% due 06/25/2023 (a)(i)		2,918	402
11.401% due 01/25/2041 (i)		5,985	8,261
Freddie Mac
5.974% due 05/15/2037 (a)		320	51
6.034% due 07/15/2036 (a)(i)		3,871	720
6.144% due 09/15/2036 (a)(i)		1,427	310
6.264% due 04/15/2036 (a)(i)		2,741	426
7.344% due 09/15/2036 (a)(i)		2,454	616
11.183% due 03/25/2025		3,286	3,163
13.234% due 09/15/2041		602	902

15.784% due 09/15/2034		254	309

Total U.S. Government Agencies (Cost $26,472)			26,311

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Floating Rate Notes
0.572% due 01/31/2018 (k)		5,800	5,807

Total U.S. Treasury Obligations (Cost $5,804)			5,807

NON-AGENCY MORTGAGE-BACKED SECURITIES 103.7%
Alba PLC
0.851% due 12/15/2038	GBP	10,638	12,783
American Home Mortgage Assets Trust
0.723% due 08/25/2037 ^		$11,636	5,650
0.973% due 11/25/2035 (i)		3,258	2,846
6.250% due 06/25/2037 (i)		9,718	7,483
American Home Mortgage Investment Trust
0.733% due 09/25/2045 (i)		8,020	6,765
1.333% due 02/25/2044		9,739	6,289
Banc of America Alternative Loan Trust
0.833% due 05/25/2035 ^(i)		1,175	885
6.000% due 06/25/2037		520	416
6.000% due 06/25/2046		198	162
Banc of America Funding Trust
0.000% due 06/26/2035 (e)		10,469	8,673
0.000% due 07/26/2036 (e)		15,255	8,908
0.642% due 04/20/2047 ^(i)		25,158	19,622
0.648% due 08/25/2047 ^		8,646	7,591
0.882% due 02/20/2035 (i)		4,612	3,641
2.917% due 01/20/2047 ^		343	279
2.986% due 01/25/2035		543	236
3.030% due 03/20/2036 ^(i)		2,871	2,467
Banc of America Mortgage Trust
2.747% due 10/20/2046 ^		416	250
2.793% due 01/25/2036		1,177	1,040
Banc of America Re-REMIC Trust
5.650% due 02/17/2051 (i)		38,264	39,060
Bancaja Fondo de Titulizacion de Activos
0.057% due 10/25/2037 (i)	EUR	2,777	3,042
BCAP LLC Trust
2.400% due 07/26/2045		$7,018	6,100
2.461% due 07/26/2035		4,126	3,548
2.553% due 11/26/2035		9,500	8,083
2.731% due 02/26/2036		7,841	5,433
2.740% due 10/26/2035		6,052	5,204
3.010% due 03/26/2035		8,051	7,578
3.024% due 04/26/2037 (i)		24,717	17,632
5.184% due 06/26/2036		6,173	5,136
5.500% due 12/26/2035		10,818	9,022
6.000% due 08/26/2037		6,622	5,643
Bear Stearns Adjustable Rate Mortgage Trust
4.694% due 06/25/2047 ^(i)		5,823	5,172
Bear Stearns ALT-A Trust
0.633% due 02/25/2034 (i)		8,900	7,138
3.121% due 09/25/2035 ^(i)		12,408	9,177
BRAD Resecuritization Trust
2.179% due 03/12/2021		27,895	2,065
6.550% due 03/12/2021		5,214	5,373
Celtic Residential Irish Mortgage Securitisation PLC
0.001% due 11/13/2047 (i)	EUR	24,388	26,093
0.031% due 12/14/2048		6,741	7,222
0.067% due 03/18/2049		4,855	5,193
0.098% due 04/10/2048		9,195	9,612
Chase Mortgage Finance Trust
2.612% due 01/25/2036 (i)		$16,440	15,006
2.801% due 03/25/2037 ^(i)		4,746	3,976
Citigroup Mortgage Loan Trust, Inc.
2.730% due 03/25/2036 ^(i)		904	864
2.932% due 09/25/2037 ^(i)		8,613	7,798
2.988% due 10/25/2035 ^(i)		8,520	7,580
Countrywide Alternative Loan Trust
0.623% due 09/25/2046 ^(i)		18,419	15,545
0.749% due 12/25/2035 (a)		11,433	251
1.166% due 11/25/2035 (i)		26,051	21,911
1.653% due 12/25/2035 (a)		13,407	914
2.973% due 06/25/2047		312	264
5.500% due 02/25/2020 (i)		342	342
5.500% due 07/25/2035 ^(i)		2,764	2,397
5.500% due 11/25/2035 ^(i)		1,010	909
5.500% due 01/25/2036 ^		217	209
5.500% due 04/25/2037 (i)		3,821	3,168
5.750% due 01/25/2036		351	283
5.750% due 01/25/2037 ^(i)		11,955	10,158
5.750% due 04/25/2037 ^(i)		3,892	3,480
6.000% due 06/25/2036 ^(i)		591	508

6.000% due 11/25/2036 ^(i)		620	574
6.000% due 12/25/2036		275	205
6.000% due 01/25/2037 ^(i)		2,764	2,491
6.000% due 02/25/2037 ^(i)		1,095	838
6.000% due 03/25/2037 ^(i)		18,580	12,863
6.000% due 04/25/2037 ^(i)		8,461	6,069
6.000% due 07/25/2037 ^(i)		2,798	2,884
6.717% due 07/25/2036 (a)		15,468	5,545
36.402% due 05/25/2037 ^		1,643	3,729
Countrywide Home Loan Mortgage Pass-Through Trust
0.773% due 03/25/2036		3,312	1,691
1.033% due 03/25/2035		270	242
4.945% due 06/25/2047 ^(i)		11,292	10,478
5.000% due 11/25/2035 ^		82	72
5.500% due 12/25/2034		182	171
5.500% due 11/25/2035 ^		100	96
6.000% due 07/25/2037 ^		416	360
6.000% due 08/25/2037 ^		5	4
6.000% due 08/25/2037 (i)		9,350	8,361
6.000% due 01/25/2038 ^		320	285
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^(i)		14,671	8,283
Credit Suisse Mortgage Capital Certificates
2.361% due 07/26/2049		10,700	7,689
2.956% due 04/26/2035 (i)		27,326	22,289
4.378% due 07/26/2037 (i)		13,346	10,494
5.692% due 04/16/2049 (i)		10,000	10,244
5.892% due 02/27/2047 (i)		66,250	42,430
7.000% due 08/26/2036		18,385	8,510
7.000% due 08/27/2036		4,828	3,000
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (i)		10,471	7,655
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(i)		6,745	5,859
Debussy PLC
5.930% due 07/12/2025 (i)	GBP	18,250	25,687
8.250% due 07/12/2025		5,000	5,960
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$1,127	950
Diversity Funding Ltd.
1.204% due 02/10/2046 (i)	GBP	1,054	1,490
1.554% due 02/10/2046		1,310	1,745
2.054% due 02/10/2046		1,193	1,418
2.554% due 02/10/2046		1,170	1,223
3.804% due 02/10/2046		702	301
4.304% due 02/10/2046 ^		234	7
Emerald Mortgages PLC
0.001% due 07/15/2048 (i)	EUR	26,048	28,066
Epic Drummond Ltd.
0.044% due 01/25/2022		7,215	7,395
First Horizon Alternative Mortgage Securities Trust
2.397% due 08/25/2035 ^		$6,285	1,554
6.667% due 11/25/2036 (a)		2,021	677
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		760	630
GreenPoint Mortgage Funding Trust
0.633% due 12/25/2046 ^		4,724	2,984
Grifonas Finance PLC
0.152% due 08/28/2039	EUR	13,703	11,037
GSR Mortgage Loan Trust
2.974% due 11/25/2035		$329	295
6.500% due 08/25/2036 ^		1,209	944
HarborView Mortgage Loan Trust
0.670% due 03/19/2036 (i)		23,553	16,815
0.682% due 01/19/2036 (i)		11,251	7,640
1.082% due 06/20/2035 (i)		13,796	11,606
1.332% due 06/20/2035 (i)		3,139	2,244
Impac CMB Trust
1.153% due 10/25/2034		381	326
Impac Secured Assets Trust
0.543% due 05/25/2037 ^		22	14
IndyMac Mortgage Loan Trust
0.633% due 11/25/2046 (i)		9,363	6,638
0.683% due 02/25/2037		4,700	2,977
0.733% due 07/25/2036		830	613
2.957% due 06/25/2037 ^(i)		7,140	5,204
3.073% due 02/25/2035		533	470
4.414% due 03/25/2037		84	72
JPMorgan Alternative Loan Trust
0.633% due 06/25/2037 (i)		44,413	25,676
3.198% due 11/25/2036 ^(i)		5,164	5,026
5.960% due 12/25/2036 ^(i)		9,607	7,695
JPMorgan Chase Commercial Mortgage Securities Trust
1.703% due 06/15/2045 (a)(i)		56,102	3,518
JPMorgan Mortgage Trust
2.641% due 06/25/2037 ^(i)		7,802	6,768

5.388% due 10/25/2036		1,860	1,617
Lavender Trust
5.500% due 09/26/2035		6,893	6,071
6.000% due 11/26/2036		15,488	11,911
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)(i)		209,248	981
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		113	104
6.000% due 08/25/2036 ^(i)		1,545	1,304
6.000% due 09/25/2036 ^(i)		1,065	851
6.500% due 09/25/2037 ^(i)		6,755	5,092
7.250% due 09/25/2037 ^(i)		36,605	18,537
Lehman XS Trust
0.713% due 07/25/2037		26,651	9,130
0.933% due 07/25/2047		4,047	1,523
MASTR Adjustable Rate Mortgages Trust
0.633% due 05/25/2047 (i)		27,750	21,870
0.773% due 05/25/2047 ^		5,095	2,315
MASTR Alternative Loan Trust
0.783% due 03/25/2036 (i)		23,766	5,244
0.833% due 03/25/2036		31,413	7,027
Merrill Lynch Mortgage Investors Trust
2.827% due 05/25/2036		12,668	10,185
Morgan Stanley Re-REMIC Trust
2.688% due 07/26/2035 (i)		26,634	22,237
2.764% due 01/26/2035		11,082	9,793
2.764% due 02/26/2037		6,285	5,286
2.785% due 09/26/2035		4,998	4,382
6.000% due 04/26/2036		7,969	7,532
Newgate Funding PLC
0.791% due 12/15/2050	GBP	2,110	2,481
1.025% due 12/15/2050	EUR	2,373	2,269
1.275% due 12/15/2050		4,531	4,116
1.841% due 12/15/2050	GBP	3,581	4,463
NovaStar Mortgage Funding Trust
0.626% due 09/25/2046 (i)		$811	661
RBSSP Resecuritization Trust
0.000% due 02/26/2036 (e)		8,215	5,404
2.424% due 07/26/2045 (i)		20,150	16,728
2.608% due 11/21/2035 ^		14,779	12,196
2.903% due 05/26/2037		12,058	9,505
2.980% due 11/26/2035 ^		26,359	17,963
6.000% due 03/26/2036 ^		8,630	7,127
Residential Accredit Loans, Inc. Trust
0.613% due 07/25/2036 (i)		13,649	8,298
0.623% due 05/25/2037 (i)		24,449	20,090
1.351% due 01/25/2046 ^(i)		9,611	6,570
4.693% due 01/25/2036		1,293	997
6.000% due 08/25/2035 ^		1,179	1,070
6.000% due 06/25/2036		567	463
6.000% due 09/25/2036 ^(i)		6,996	4,804
7.000% due 10/25/2037 (i)		15,732	12,882
Residential Asset Securitization Trust
5.500% due 07/25/2035		1,233	1,089
6.250% due 08/25/2037 ^		4,807	2,736
Residential Funding Mortgage Securities, Inc. Trust
5.511% due 08/25/2036 ^(i)		3,643	3,200
5.850% due 11/25/2035 ^		276	266
6.000% due 04/25/2037 ^(i)		2,632	2,338
Rite Aid Pass-Through Certificates
6.790% due 01/02/2021		11,000	11,817
Sequoia Mortgage Trust
0.802% due 07/20/2036 (i)		1,580	1,000
1.232% due 10/20/2027		1,224	1,032
Southern Pacific Securities PLC
4.091% due 12/10/2042	GBP	2,722	3,944
Structured Adjustable Rate Mortgage Loan Trust
2.811% due 04/25/2047 (i)		$3,857	2,980
4.127% due 02/25/2037 ^(i)		14,330	10,217
4.451% due 08/25/2036 (i)		4,694	2,542
Structured Asset Mortgage Investments Trust
0.603% due 03/25/2037 ^		2,373	797
0.623% due 07/25/2046 ^(i)		25,726	20,075
SunTrust Alternative Loan Trust
6.717% due 04/25/2036 ^(a)		6,118	2,374
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (i)		24,859	13,864
Theatre Hospitals PLC
3.591% due 10/15/2031	GBP	18,716	25,794
WaMu Mortgage Pass-Through Certificates Trust
0.853% due 06/25/2044		$351	315
1.101% due 06/25/2047 ^		10,251	3,500
1.132% due 07/25/2047 (i)		29,344	23,484
1.231% due 10/25/2046 ^		677	531
1.351% due 02/25/2046		87	79
1.755% due 07/25/2047 ^		1,111	744

3.976% due 03/25/2037 ^(i)	6,173	5,109
4.221% due 02/25/2037 ^(i)	417	378
Washington Mutual Mortgage Pass-Through Certificates Trust
0.673% due 01/25/2047 ^(i)	16,028	11,941
1.033% due 07/25/2036 ^(i)	10,366	5,813
6.000% due 04/25/2037 ^(i)	5,767	4,866
Wells Fargo Alternative Loan Trust
2.799% due 07/25/2037 ^(i)	7,085	5,950
5.750% due 07/25/2037 ^(i)	743	656
Wells Fargo Mortgage Loan Trust
3.401% due 04/27/2036 (i)	28,600	25,590
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^	383	388
6.000% due 09/25/2036 ^(i)	725	696
6.000% due 04/25/2037 ^	248	244
6.000% due 06/25/2037 ^	567	563

Total Non-Agency Mortgage-Backed Securities (Cost $1,086,316)		1,251,142

ASSET-BACKED SECURITIES 44.4%
Asset-Backed Funding Certificates Trust
1.483% due 03/25/2034	1,745	1,365
Bear Stearns Asset-Backed Securities Trust
0.983% due 06/25/2036 (i)	8,846	7,640
2.177% due 10/25/2036	5,941	4,098
Bombardier Capital Mortgage Securitization Corp.
7.440% due 12/15/2029 (i)	2,681	1,432
Citigroup Mortgage Loan Trust, Inc.
0.593% due 12/25/2036 (i)	22,068	14,278
0.653% due 12/25/2036	13,071	7,211
0.693% due 03/25/2037 (i)	33,851	25,720
5.305% due 03/25/2036 ^(i)	2,982	2,036
5.852% due 05/25/2036 ^	659	417
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031 (i)	9,175	6,555
7.970% due 05/01/2032 (i)	16,376	9,949
8.200% due 05/01/2031 (i)	27,196	19,957
9.163% due 03/01/2033 (i)	9,740	8,580
Conseco Financial Corp.
7.060% due 02/01/2031 (i)	6,209	6,417
7.500% due 03/01/2030	9,691	7,623
Countrywide Asset-Backed Certificates
0.563% due 12/25/2036 ^(i)	19,388	17,349
0.603% due 06/25/2047 (i)	11,436	10,817
0.633% due 04/25/2036 (i)	3,729	3,620
0.633% due 06/25/2037 ^(i)	12,313	11,040
0.633% due 06/25/2047 (i)	31,302	22,939
0.693% due 01/25/2046 ^	688	7,156
0.853% due 06/25/2036 ^	1,786	629
1.233% due 03/25/2033	24	22
1.813% due 12/25/2032 ^(i)	771	699
4.599% due 02/25/2036	446	455
4.946% due 07/25/2036 (i)	1,902	1,888
5.505% due 04/25/2036 (i)	1,081	1,073
5.588% due 08/25/2036 (i)	1,078	1,068
Countrywide Asset-Backed Certificates Trust
0.673% due 03/25/2047 (i)	8,000	4,876
1.233% due 08/25/2047 (i)	15,900	13,560
4.863% due 10/25/2046 ^(i)	3,568	3,254
Countrywide Home Equity Loan Trust
5.269% due 03/25/2034	1,259	2,689
Credit-Based Asset Servicing and Securitization LLC
5.414% due 10/25/2036 (i)	10,800	10,461
EMC Mortgage Loan Trust
0.886% due 12/25/2042	148	141
0.906% due 04/25/2042 (i)	8,211	7,500
2.683% due 04/25/2042	2,813	2,147
First Franklin Mortgage Loan Trust
0.933% due 12/25/2035 (i)	23,487	15,912
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (i)	6,440	6,384
GSAMP Trust
2.308% due 06/25/2034	2,069	1,636
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
7.300% due 12/25/2031 ^	1,210	387
KGS Alpha SBA Trust
1.027% due 04/25/2038 (a)	4,755	179
Lehman XS Trust
6.170% due 06/24/2046 (i)	6,383	5,780
Long Beach Mortgage Loan Trust
0.693% due 08/25/2045 (i)	41,058	31,069
1.483% due 02/25/2034	204	195
1.483% due 06/25/2035 (i)	27,300	20,368
MASTR Asset-Backed Securities Trust
0.583% due 03/25/2036 (i)	8,815	5,439
0.813% due 01/25/2036	400	302

Mid-State Capital Corp. Trust
6.742% due 10/15/2040		7,112	7,601
Morgan Stanley ABS Capital, Inc. Trust
0.533% due 11/25/2036		2,138	1,215
0.763% due 02/25/2037		6,845	3,611
Morgan Stanley Home Equity Loan Trust
0.663% due 04/25/2037 (i)		36,190	20,034
Oakwood Mortgage Investors, Inc.
5.920% due 06/15/2031		8,968	3,053
6.610% due 06/15/2031		5,473	2,056
7.400% due 07/15/2030 (i)		23,221	13,183
7.405% due 06/15/2031		7,109	2,961
7.840% due 11/15/2029 (i)		4,594	4,607
8.490% due 10/15/2030 ^		1,518	390
Option One Mortgage Loan Trust
0.793% due 01/25/2036 (i)		20,000	13,409
Popular ABS Mortgage Pass-Through Trust
1.683% due 08/25/2035 (i)		3,663	3,185
Residential Asset Mortgage Products Trust
1.411% due 04/25/2034 (i)		11,058	9,419
Residential Asset Securities Corp. Trust
0.593% due 06/25/2036		4,415	4,252
0.673% due 08/25/2036 (i)		11,000	7,240
Saxon Asset Securities Trust
0.883% due 11/25/2037 (i)		13,000	8,942
Sorin Real Estate CDO Ltd.
1.151% due 10/28/2046		7,400	6,102
Soundview Home Loan Trust
0.713% due 06/25/2037 (i)		10,626	6,283
0.933% due 03/25/2036 (i)		16,905	11,979
South Coast Funding Ltd.
0.872% due 01/06/2041		4,915	1,425
0.872% due 01/06/2041 (i)		162,359	47,084
Structured Asset Securities Corp.
6.436% due 05/25/2032 ^(i)		7,119	5,600
Tropic CDO Ltd.
0.942% due 07/15/2036		6,542	4,285
1.502% due 07/15/2034		22,500	12,150
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032 (i)		1,104	1,187

Total Asset-Backed Securities (Cost $519,082)			535,565

SOVEREIGN ISSUES 1.8%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 08/15/2050	BRL	81,202	21,300

Total Sovereign Issues (Cost $31,531)			21,300

	SHARES
COMMON STOCKS 0.8%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP-ADR (c)		262,786	0

FINANCIALS 0.0%
EME Reorganization Trust		5,207,199	11
TIG FinCo PLC (g)		662,196	456

			467

UTILITIES 0.8%
PPL Corp.		245,814	9,358
Talen Energy Corp. (c)		30,703	277

			9,635

Total Common Stocks (Cost $9,782)			10,102

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (f)		21,500	2,280

Total Preferred Securities (Cost $2,150)		2,280

SHORT-TERM INSTRUMENTS 8.2%
REPURCHASE AGREEMENTS (h) 5.1%		61,461

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 3.1%
0.250% due 04/07/2016 - 04/28/2016 (d)(e)(m)	$37,709	37,707

Total Short-Term Instruments (Cost $99,165)		99,168

Total Investments in Securities (Cost $2,097,833)		2,237,007

Total Investments 185.4% (Cost $2,097,833)		$2,237,007
Financial Derivative Instruments (j)(l) (1.7%) (Cost or Premiums, net $(27,003))		(20,332)
Other Assets and Liabilities, net (83.7%)		(1,010,040)

Net Assets 100.0%		$1,206,635

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon bond.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$1	0.00%
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	17,171	14,847	1.23
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	11,006	0.91
TIG FinCo PLC	04/02/2015	982	456	0.04

		$28,353	$26,310	2.18%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.470%	03/31/2016	04/01/2016	$56,200	U.S. Treasury Notes 4.000% due 08/15/2018	$(57,394)	$56,200	$56,201
SSB	0.010	03/31/2016	04/01/2016	5,261	U.S. Treasury Notes 2.250% due 07/31/2021	(5,369)	5,261	5,261

Total Repurchase Agreements						$(62,763)	$61,461	$61,462

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BCY	0.550%	11/24/2015	TBD	(2)		$(2,832)	$(2,838)
	1.650	02/16/2016	05/16/2016			(4,502)	(4,511)
	1.850	03/11/2016	06/03/2016			(7,957)	(7,966)
	1.900	06/30/2015	04/04/2016			(4,356)	(4,420)
	2.120	02/09/2016	05/09/2016			(5,857)	(5,875)
	2.121	01/22/2016	04/22/2016			(22,593)	(22,686)
	2.132	03/14/2016	06/09/2016			(10,510)	(10,521)
	2.133	03/02/2016	06/02/2016			(7,307)	(7,320)
	2.135	03/01/2016	06/02/2016			(4,789)	(4,798)
	2.136	03/08/2016	06/08/2016			(7,444)	(7,455)
	2.436	09/22/2015	09/22/2016			(1,834)	(1,835)
	2.444	03/25/2015	09/26/2016			(19,192)	(19,201)
	2.444	09/25/2015	09/26/2016			(9,386)	(9,391)
	2.468	05/20/2015	11/21/2016			(24,313)	(24,381)
	2.469	10/23/2015	10/24/2016			(15,516)	(15,589)
	2.478	03/24/2015	09/26/2016			(1,201)	(1,202)
	2.478	03/24/2015	09/27/2016			(186)	(186)
BOS	2.188	03/11/2016	04/11/2016			(13,171)	(13,188)
	2.236	02/29/2016	05/26/2016			(5,602)	(5,613)
BPG	1.269	01/26/2016	04/26/2016			(1,740)	(1,744)
	2.342	09/01/2015	09/01/2016			(37,844)	(38,368)
	2.552	12/11/2015	12/09/2016			(8,286)	(8,352)
	2.647	01/11/2016	01/11/2017			(3,449)	(3,470)
	2.731	03/16/2016	03/16/2017			(28,314)	(28,348)
BPS	0.080	03/29/2016	04/07/2016		EUR	(818)	(931)
	0.300	03/29/2016	04/29/2016			(3,076)	(3,500)
	0.370	03/29/2016	04/29/2016			(2,973)	(3,383)
BRC	1.650	02/16/2016	05/16/2016			$(6,316)	(6,329)
DBL	2.786	03/09/2016	09/12/2016			(24,955)	(24,999)
DEU	1.300	01/21/2016	04/21/2016			(5,016)	(5,029)
FOB	2.362	01/06/2016	04/06/2016			(1,207)	(1,214)
	2.374	01/14/2016	04/14/2016			(7,116)	(7,153)
	2.382	03/03/2016	06/03/2016			(1,037)	(1,039)

	2.385	03/10/2016	06/10/2016		(1,002)	(1,004)
JML	0.750	03/11/2016	04/11/2016	EUR	(4,348)	(4,949)
	1.250	03/28/2016	04/06/2016		$(10,247)	(10,248)
	1.350	02/22/2016	04/06/2016		(14,658)	(14,679)
	2.135	03/11/2016	06/03/2016		(5,652)	(5,659)
MSB	2.143	08/25/2015	08/25/2016		(53,140)	(53,232)
	2.384	09/08/2015	09/08/2016		(77,853)	(77,977)
NOM	2.169	02/03/2016	08/03/2016		(17,102)	(17,162)
RCE	1.439	01/18/2016	04/18/2016	GBP	(10,317)	(14,861)
RDR	1.150	11/06/2015	05/06/2016		$(3,264)	(3,279)
	1.250	03/09/2016	07/14/2016		(6,932)	(6,938)
	1.400	02/10/2016	05/10/2016		(6,969)	(6,983)
	1.500	01/28/2016	07/28/2016		(4,859)	(4,872)
	1.560	11/06/2015	05/06/2016		(9,446)	(9,506)
	1.660	07/15/2015	07/14/2016		(35,692)	(36,122)
	1.810	07/28/2015	07/27/2016		(10,764)	(10,898)
	1.970	11/30/2015	11/29/2016		(983)	(990)
RTA	1.021	11/12/2015	05/12/2016		(1,534)	(1,540)
	1.377	02/11/2016	07/05/2016		(5,849)	(5,860)
	1.467	03/23/2016	09/23/2016		(3,437)	(3,438)
	1.468	10/22/2015	04/22/2016		(1,681)	(1,692)
	1.611	04/07/2015	04/07/2016		(32,567)	(33,092)
	1.619	04/13/2015	04/13/2016		(8,672)	(8,810)
	1.660	05/14/2015	05/16/2016		(44,710)	(45,376)
	1.661	05/12/2015	05/12/2016		(42,099)	(42,730)
	1.678	06/01/2015	05/31/2016		(8,496)	(8,617)
	1.697	06/11/2015	06/10/2016		(11,247)	(11,403)
	1.720	07/22/2015	07/21/2016		(5,705)	(5,774)
	1.767	12/29/2015	09/23/2016		(9,226)	(9,269)
	1.872	11/23/2015	11/22/2016		(18,810)	(18,937)
	2.059	02/11/2016	02/10/2017		(5,701)	(5,717)
	2.073	12/28/2015	12/22/2016		(11,912)	(11,977)
	2.085	12/30/2015	12/22/2016		(10,844)	(10,902)
SBI	1.324	10/22/2015	04/22/2016		(3,321)	(3,341)
	1.532	03/04/2016	06/06/2016		(8,766)	(8,776)
SOG	0.356	01/25/2016	04/25/2016	EUR	(2,301)	(2,620)
	0.361	03/23/2016	06/23/2016		(20,702)	(23,558)
	1.170	01/25/2016	04/25/2016		$(1,561)	(1,564)
	1.250	03/01/2016	06/01/2016		(12,872)	(12,886)
	1.250	03/22/2016	06/01/2016		(11,127)	(11,131)
	1.290	01/29/2016	04/29/2016		(2,313)	(2,318)
	1.924	10/27/2015	04/27/2016		(10,197)	(10,283)
	1.941	11/09/2015	05/09/2016		(4,631)	(4,667)
	2.002	11/27/2015	05/27/2016		(19,455)	(19,591)
	2.062	12/08/2015	06/08/2016		(15,171)	(15,271)
	2.262	06/15/2015	06/15/2016		(20,908)	(20,930)
	2.300	02/05/2016	08/05/2016		(19,896)	(19,967)
	2.300	02/17/2016	08/17/2016		(11,264)	(11,296)
UBS	0.760	01/18/2016	04/18/2016	EUR	(17,193)	(19,594)
	0.900	11/03/2015	05/03/2016		$(847)	(850)
	1.150	02/18/2016	05/18/2016	GBP	(4,261)	(6,128)
	1.220	01/15/2016	04/15/2016		$(1,829)	(1,834)
	1.290	02/24/2016	04/28/2016	GBP	(935)	(1,345)
	1.420	01/15/2016	04/15/2016		$(5,833)	(5,851)
	1.420	01/28/2016	04/28/2016		(1,298)	(1,301)
	1.540	02/18/2016	05/18/2016	GBP	(13,142)	(18,910)
	2.020	02/08/2016	05/09/2016		$(4,367)	(4,380)
	2.069	01/25/2016	04/25/2016		(3,148)	(3,160)
	2.292	01/04/2016	07/05/2016		(2,556)	(2,570)

Total Reverse Repurchase Agreements						$(1,041,450)

(2)	Open maturity reverse repurchase agreement.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2016 was $(1,060,064) at a weighted average interest rate of 1.681%.

(i)	Securities with an aggregate market value of $1,391,419 and cash of $5,654 have been pledged as collateral under the terms of master agreements as of March 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR*	2.000%	06/15/2021	$128,100	$4,760	$2,267	$238	$0
Receive	3-Month USD-LIBOR	4.000	06/20/2022	134,000	(22,914)	3,302	0	(312)
Pay	3-Month USD-LIBOR*	2.250	06/15/2026	309,700	16,009	17,005	1,167	0
Receive	3-Month USD-LIBOR	2.750	03/20/2043	76,400	(10,130)	(11,661)	0	(502)
Receive	3-Month USD-LIBOR	3.750	06/18/2044	12,200	(4,521)	(4,494)	0	(93)
Receive	3-Month USD-LIBOR	3.500	12/17/2044	44,200	(13,991)	(11,384)	0	(333)
Receive	3-Month USD-LIBOR	3.250	06/17/2045	45,600	(11,903)	(8,173)	0	(339)
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,800	(561)	(605)	0	(27)

					$(43,251)	$(13,743)	$1,405	$(1,606)

Total Swap Agreements					$(43,251)	$(13,743)	$1,405	$(1,606)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $5,802 and cash of $21,408 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2016.

(l)	Financial Derivative Instruments: Over The Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2016	BRL	25,620		$6,913	$0	$(212)
	04/2016	EUR	96		106	0	(4)
	04/2016		$7,199	BRL	25,620	0	(74)
	05/2016		6,864		25,620	205	0
CBK	04/2016	BRL	25,620		$7,199	74	0
	04/2016		$6,989	BRL	25,620	136	0
	04/2016		23,259	EUR	20,700	295	0
GLM	04/2016	BRL	112,464		$28,111	0	(3,166)
	04/2016		$31,601	BRL	112,464	0	(323)
	04/2016		84,138	GBP	58,920	486	0
	05/2016	GBP	58,920		$84,145	0	(487)
HUS	04/2016	BRL	112,464		31,601	323	0
	04/2016		$31,214	BRL	112,464	64	0
	05/2016	BRL	112,464		$30,985	0	(44)
JPM	04/2016	GBP	15,316		21,734	0	(263)
	04/2016		$3,286	EUR	2,952	73	0
MSB	04/2016	EUR	78,251		$85,869	0	(3,173)
SCX	04/2016	GBP	43,604		60,689	0	(1,937)
	04/2016		$834	EUR	752	21	0
UAG	04/2016		62,923		56,191	1,017	0
	05/2016	EUR	56,191		$62,977	0	(1,018)

Total Forward Foreign Currency Contracts						$2,694	$(10,701)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
HUS	Petrobras Global Finance BV	1.000%	09/20/2020	9.092%	$240	$(34)	$(34)	$0	$(68)
JPM	Russia Government International Bond	1.000	12/20/2020	2.625	1,200	(137)	51	0	(86)

						$(171)	$17	$0	$(154)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$30,191	$(26,832)	$14,862	$0	$(11,970)

Total Swap Agreements					$(27,003)	$14,879	$0	$(12,124)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Securities with an aggregate market value of $20,616 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,217	$222	$14,439
Corporate Bonds & Notes
Banking & Finance	0	87,158	34,967	122,125
Industrials	0	64,755	10,647	75,402
Utilities	0	72,167	0	72,167
Municipal Bonds & Notes
Illinois	0	1,199	0	1,199
U.S. Government Agencies	0	26,311	0	26,311
U.S. Treasury Obligations	0	5,807	0	5,807
Non-Agency Mortgage-Backed Securities	0	1,225,703	25,439	1,251,142
Asset-Backed Securities	0	535,386	179	535,565
Sovereign Issues	0	21,300	0	21,300
Common Stocks
Financials	0	0	467	467
Utilities	9,635	0	0	9,635
Preferred Securities
Banking & Finance	0	2,280	0	2,280
Short-Term Instruments
Repurchase Agreements	0	61,461	0	61,461
U.S. Treasury Bills	0	37,707	0	37,707

Total Investments	$9,635	$2,155,451	$71,921	$2,237,007

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,405	0	1,405
Over the counter	0	2,694	0	2,694

	$0	$4,099	$0	$4,099

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,606)	0	(1,606)
Over the counter	0	(22,825)	0	(22,825)

	$0	$(24,431)	$0	$(24,431)

Totals	$9,635	$2,135,119	$71,921	$2,216,675

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2016:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2016 (1)
Investments in Securities, at Value
Bank Loan Obligations	$725	$0	$0	$2	$0	$(505)	$0	$0	$222	$(505)
Corporate Bonds & Notes
Banking & Finance	36,902	0	(340)	73	5	(1,673)	0	0	34,967	(1,689)
Industrials	10,642	0	0	10	0	(5)	0	0	10,647	(4)
Non-Agency Mortgage-Backed Securities	19,218	0	(301)	(12)	15	580	5,939	0	25,439	588
Asset-Backed Securities	0	0	0	(31)	0	(36)	246	0	179	(36)
Common Stocks
Financials	666	0	0	0	0	(209)	10	0	467	(209)

Totals	$68,153	$0	$(641)	$42	$20	$(1,848)	$6,195	$0	$71,921	$(1,855)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$222	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	11,006	Proxy Pricing	Base Price	102.67
	23,961	Reference Instrument	Spread movement	16.00 - 561.19 bps
Industrials	10,647	Proxy Pricing	Base Price	100.09
Non-Agency Mortgage-Backed Securities	25,439	Proxy Pricing	Base Price	2.00 - 106.75
Asset-Backed Securities	179	Proxy Pricing	Base Price	3.75
Common Stocks
Financials	467	Other Valuation Techniques (2)	—	—

Total	$71,921

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$1,206,635	$0	0.0%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2016, the aggregate cost and the gross and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$2,097,833	$237,689	$(98,515)	$139,174

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RCE	RBC Europe Limited
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	RTA	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	JML	JPMorgan Securities PLC	SOG	Societe Generale
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank N.A.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	NOM	Nomura Securities International Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 27, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: May 27, 2016